Issued Capital - Schedule of Share Capital (Parenthetical) (Details)	1 Months Ended
Jul. 31, 2020 shares
Mesoblast Employee Share Trust
Disclosure Of Classes Of Share Capital [Line Items]
Shares transferred to employee share trust	3,500,000